Report of Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ (284,041)	£ (308,255)
ECL estimates, % weight assigned	100.00%
Allowance for ECL | Modelled ECL
Disclosure of financial assets [line items]
Financial assets	£ 279	419
Allowance for ECL | Final ECL
Disclosure of financial assets [line items]
Financial assets	285	369
Allowance for ECL | Total management judgemental adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	21	(36)
Allowance for ECL | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	0
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	25	10
Allowance for ECL | Inflation related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	8
Allowance for ECL | Other credit judgements
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(4)	(54)
Allowance for ECL | Other adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(15)	(14)
Allowance for ECL | Retail | Modelled ECL
Disclosure of financial assets [line items]
Financial assets	125	173
Allowance for ECL | Retail | Final ECL
Disclosure of financial assets [line items]
Financial assets	119	176
Allowance for ECL | Retail | Total management judgemental adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	9	17
Allowance for ECL | Retail | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	0
Allowance for ECL | Retail | Inflation related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	8
Allowance for ECL | Retail | Other credit judgements
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	9	9
Allowance for ECL | Retail | Other adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(15)	(14)
Allowance for ECL | Wholesale | Modelled ECL
Disclosure of financial assets [line items]
Financial assets	154	246
Allowance for ECL | Wholesale | Final ECL
Disclosure of financial assets [line items]
Financial assets	166	193
Allowance for ECL | Wholesale | Total management judgemental adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	12	(53)
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	0
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	25	10
Allowance for ECL | Wholesale | Other credit judgements
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(13)	(63)
Allowance for ECL | Wholesale | Other adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 0	£ 0